Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SMA Relationship Trust
Entity Central Index Key	0001225290
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000007298
Shareholder Report [Line Items]
Fund Name	SMA Relationship Trust - Series M
Trading Symbol	SRTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMA Relationship Trust - Series M (the "Series M") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Series M	$0	0.00%

Pursuant to the Advisory Contract, the Fund does not pay a fee to UBS Asset Management (Americas) LLC ("UBS AM")  for investment advisory services provided by UBS AM. UBS AM (not the Fund) pays all ordinary operating expenses, interest expense, and commitment fees (i.e., bank line of credit facility fees), excluding extraordinary litigation expenses and any acquired fund fees and expenses, incurred by the Fund.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 340,487,047
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$340,487,047
# of Portfolio Holdings	85
Portfolio Turnover Rate	41%

Holdings [Text Block]

Top 5 States (% of Net Assets)

Table Summary
Value	Value
Washington	6.1%
Maryland	6.9%
Illinois	7.8%
New York	12.2%
Texas	22.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Triborough Bridge & Tunnel Authority, Series A-2, 5.000%, due 02/01/29	6.2%
Harris County Cultural Education Facilities Finance Corp., Series A, 5.000%, due 12/01/29	3.6
County of Loudoun (Virginia), Series A, 5.000%, due 12/01/29	3.4
County of Montgomery (Maryland), Series B, 5.000%, due 12/01/30	3.1
State of Texas, 5.000%, due 10/01/36	2.7

Material Fund Change [Text Block]